UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Hammond Associates Institutional Fund Advisors, Inc.
Address:            101 South Hanley Rd., Third Floor
                    St. Louis, MO 63105

Form 13F File Number 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Mr. Russell O. LaMore
Title:              Vice-President
Phone:              (314) 746-1600

Signature, Place, and Date of Signing:



/s/Russell Lamore                  St. Louis, Missouri       5/11/11
[Signature]                        -------------------       -------
                                   [City, State]             [Date]


Report Type (Check only one.):      [   ] 13F HOLDINGS REPORT
                                    [   ] 13F NOTICE
                                    [ X ] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

Name                          13F File Number:
----                          ----------------
AllianceBernstein L.P.               028-10562
Atalanta Sosnoff Capital, LLC        028-01162
Capstone Asset Management Company    028-02180
DSM Capital Partners, LLC            028-10309
Jensen Investment Management, Inc.   028-03495
Stralem & Company, Inc.              028-05653







                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               6

Form 13F Information Table Entry Total:          63

Form 13F Information Table Value Total:          $103,801

List of Other Included Managers:
AllianceBernstein L.P.
Atalanta Sosnoff Capital, LLC
Capstone Asset Management Company
DSM Capital Partners, LLC
Jensen Investment Management, Inc.
Stralem & Company, Inc

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FORM 13F INFORMATION TABLE
As of March 31, 2011


                                                             VALUE     SHRS OR  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  DISCRETION  MANAGER              SOLE     NONE
-------------------------------  ---------------  ---------  --------  -------  ----------  -------  ----------------  -------

Abbot Laboratories               COM              002824100      200     4,077  SOLE                            4,077
Adams Express Co.                COM              006212104    2,752   242,040  SOLE                          242,040
Alberto Culver Co. New           COM              013078100      817    21,921  SOLE                           21,921
America Service Group            COM              02364L109      817    31,864  SOLE                           31,864
Apache Corp                      COM              037411105      207     1,581  SOLE                            1,581
Baxter International             COM              071813109      206     3,831  SOLE                            3,831
BUCYRUS Int'l                    COM              118759109      821     8,978  SOLE                            8,978
Chevron Corporation              COM              166764100      205     1,907  SOLE                            1,907
Conexant Systems                 COM NEW          207142308      841   351,883  SOLE                          351,883
Credit Suisse ETN F              ETN LKD 30MLP    22542D852      637    25,217  SOLE                           25,217
DIONEX CORP.                     COMMON           254546104      838     7,099  SOLE                            7,099
Emergency Med Svcs Corp.         CL A             29100P102      843    13,257  SOLE                           13,257
First Trust ISE Revere Nat. Gas  COM              33734J102      549    23,511  SOLE                           23,511
Global High Income Fund          COM              37933G108      114     9,033  SOLE                            9,033
Herley Industries Inc.           COM              427398102      840    44,210  SOLE                           44,210
Hypercom                         COM              44913M105    1,247   103,657  SOLE                          103,657
Invesco Insured Muni Sec.        COM              46132T100      264    19,985  SOLE                           19,985
iShares Inc                      MSCI CDA INDEX   464286509    4,321   128,563  SOLE                          128,563
iShares TR                       MSCI GRW IDX     464288885      790    12,693  SOLE                           12,693
iShares TR                       S&P NA NAT RES   464287374      987    21,067  SOLE                           21,067
iShares TR                       MSCI EAFE INDEX  464287465    1,277    21,255  SOLE                           21,255
Japan Smaller Cap Fund           COM              47109U104      505    55,434  SOLE                           55,434
JP Morgan Chase & Co.            ALERIAN ML ETN   46625H365    3,442    90,650  SOLE                           90,650
Kayne Anderson Energy            COM              48660Q102      702    35,890  SOLE                           35,890
L-1 Identity Solutions           COM              50212A106      806    68,421  SOLE                           68,421
Lowes Companies                  COM              548661107      200     7,567  SOLE                            7,567
Massey Energy Corp.              COM              576206106      202     2,955  SOLE                            2,955
NICOR                            COM              654086107      810    15,084  SOLE                           15,084
Novell, Inc.                     COM              670006105      797   189,762  SOLE                          189,762
Occidental Pete Corp             COM              674599105      200     1,914  SOLE                            1,914
Petroleum & Resources CP         COM              716549100      884    28,879  SOLE                           28,879
Qwest Communications Intl.       COM              749121109      781   114,348  SOLE                          114,348
RAE Systems                      COM              75061P102      795   451,704  SOLE                          451,704
Rehabcare Group                  COM              759148109      825    22,376  SOLE                           22,376
RMR Asia Pacific R.E. Fund       COM              76970B101      152     8,691  SOLE                            8,691
Rual/Metro Corp                  COM              781748108      802    47,066  SOLE                           47,066
Select Sector Spdr               SBI INT UTILS    81369Y886    1,149    36,053  SOLE                           36,053
Silverleaf Resorts Inc.          COM              828395103      820   338,843  SOLE                          338,843
SPDR S&P 500 ETF                 TR UNIT          78462F103      977     7,369  SOLE                            7,369
Tortoise Capital Resources CP    COM              89147N304      543    61,915  SOLE                           61,915
UBS AG Jersey                    ALERIAN INFRST   902641646      613    19,560  SOLE                           19,560
Vanguard Specialized Portfolio   DIV APP ETF      921908844    3,698    66,619  SOLE                           66,619
Vanguard Intl Equity Index       MSCI EMR MKT ETF 922042858    2,146    43,840  SOLE                           43,840
Vanguard Index Fds               GROWTH ETF       922908736      566     8,802  SOLE                            8,802
Wisdomtree Trust                 EMERG MKTS ETF   97717W315      654    10,702  SOLE                           10,702
SPDR Series Trust                DJ REIT ETF      78464A607       62       960  SOLE                                       960
iShares TR                       IBOXX INV CPBD   464287242    1,770    16,359  SOLE                                    16,359
iShares Inc                      MSCI JAPAN       464286848    4,674   452,906  SOLE                                   452,906
iShares Inc                      MSCI CDA INDEX   464286509    4,984   148,289  SOLE                                   148,289
iShares TR                       MSCI EAFE INDEX  464287465      274     4,561  SOLE                                     4,561
iShares TR                       MSCI GRW IDX     464288885   16,680   277,630  SOLE                                   277,630
iShares TR                       RUSSELL 2000     464287655       20       238  SOLE                                       238
iShares TR                       S&P MIDCAP 400   464287507      113     1,145  SOLE                                     1,145
iShares TR                       S&P 500 GRW      464287309      302     4,395  SOLE                                     4,395
iShares TR                       S&P 500 VALUE    464287408      255     4,028  SOLE                                     4,028
iShares TR                       S&P NA NAT RES   464287374   19,396   414,002  SOLE                                   414,002
Market Vectors Gold Miners ETF   GOLD MINER ETF   57060U100      712    11,847  SOLE                                    11,847
SPDR S&P 500 ETF                 TR UNIT          78462F103    1,310     9,881  SOLE                                     9,881
Spider Gold Trust ETF            GOLD SHS         78463V107    1,545    11,047  SOLE                                    11,047
Vanguard Specialized Portfolio   DIV APP ETF      921908844       79     1,423  SOLE                                     1,423
Vanguard Intl Equity Index       MSCI EMR MKT ETF 922042858    6,540   133,606  SOLE                                   133,606
Vanguard Index Fds               GROWTH ETF       922908736      554    16,742  SOLE                                    16,742
Vanguard Index Fds               REIT ETF         922908553    1,889    32,307  SOLE                                    32,307

*All the securities listed within this column are stated as "SH."

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